Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 130,199		$ 130,199		$ 142,450
Derivative liabilities	136,568		136,568		142,629
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	130,199		130,199		142,450
Derivative liabilities	136,568		136,568		$ 142,629
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	0	$ 12	10	$ 30
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	300	362	300	362
Derivative liabilities	$ 1,278	$ 1,453	$ 1,278	$ 1,453